Consolidated Balance Sheet (Parentheticals) $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 £ / shares
Ordinary shares, par value (in Pounds per share and Dollars per share) | $ / shares
Ordinary shares, shares authorized (in Shares)	200,000,000
Ordinary shares, shares issued (in Shares)	150
Ordinary shares, shares outstanding (in Shares)	150
CoinShares International Limited
Ordinary shares, par value (in Pounds per share and Dollars per share) | £ / shares		£ 0.000495		£ 0.000495
Ordinary shares, shares authorized (in Shares)	200,000,000		200,000,000
Ordinary shares, shares issued (in Shares)	66,678,210		66,678,210
Ordinary shares, shares outstanding (in Shares)	65,538,653		66,678,210
Digital asset receivables, net of allowance for expected credit losses | $	$ 760		$ 1,902